Debt (Details Textual) - USD ($)	1 Months Ended									3 Months Ended	12 Months Ended
	Jan. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Aug. 31, 2013	May. 31, 2013	Dec. 31, 2012	Oct. 31, 2012	Jan. 31, 2012	Jun. 30, 2011	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015	Sep. 17, 2014	Mar. 07, 2014	Jan. 23, 2014	Aug. 15, 2013	Jul. 31, 2013	Apr. 30, 2013	Apr. 15, 2013	Feb. 18, 2013	Aug. 06, 2012	Apr. 30, 2012	Oct. 31, 2011	Sep. 30, 2011	Feb. 28, 2011	Jan. 31, 2011	Dec. 31, 2009
Long-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												7.50%
Secured Debt [Member] | Senior Secured Post-Delivery Term Loan Facility [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount				$ 10,000,000													$ 30,300,000			$ 30,300,000
Proceeds from Issuance of Debt				$ 10,000,000	$ 8,000,000
Secured Debt [Member] | Bulk Pangaea Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																												$ 12,250,000
Debt Instrument, Interest Rate, Stated Percentage																			3.96%
Debt Instrument, Periodic Payment, Principal										$ 346,875	$ 346,875
Debt Instrument, Frequency of Periodic Payment										15	15
Secured Debt [Member] | Bulk Patriot Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																									$ 12,000,000
Debt Instrument, Interest Rate, Stated Percentage																			4.01%
Debt Instrument, Periodic Payment, Principal								$ 500,000			$ 500,000
Debt Instrument, Frequency of Periodic Payment								24			24
Secured Debt [Member] | Bulk Trident Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																							$ 10,200,000
Debt Instrument, Interest Rate, Stated Percentage																			4.29%
Debt Instrument, Periodic Payment, Principal						$ 318,750					$ 318,750
Debt Instrument, Frequency of Periodic Payment						24					24
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 2,550,000																	2,550,000
Secured Debt [Member] | Bulk Juliana Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																							$ 8,112,500
Debt Instrument, Interest Rate, Stated Percentage																			4.38%
Debt Instrument, Periodic Payment, Principal							$ 338,021				$ 338,021
Debt Instrument, Frequency of Periodic Payment							24				24
Secured Debt [Member] | Bulk Phoenix Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount					10,000,000
Debt Instrument, Interest Rate, Stated Percentage										5.09%	5.09%
Debt Instrument, Periodic Payment, Principal										$ 16	$ 16
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										1,816,659	1,816,659
Secured Debt [Member] | Bulk Phoenix Secured Note [Member] | Seven Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal										$ 216,667	$ 216,667
Debt Instrument, Frequency of Periodic Payment										7	7
Secured Debt [Member] | Bulk Phoenix Secured Note [Member] | Sixteen Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal										$ 416,667	$ 416,667
Secured Debt [Member] | Bulk Providence Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount					8,000,000
Debt Instrument, Interest Rate, Stated Percentage											4.38%
Debt Instrument, Periodic Payment, Principal											$ 16
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											4,000,000
Secured Debt [Member] | Bulk Providence Secured Note [Member] | Sixteen Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal											190,000
Secured Debt [Member] | Bulk Providence Secured Note [Member] | Eight Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal											$ 120,000
Debt Instrument, Frequency of Periodic Payment											8
Secured Debt [Member] | Bulk Cajun Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																								$ 4,550,000
Debt Instrument, Interest Rate, Stated Percentage											6.51%		6.51%
Debt Instrument, Periodic Payment, Principal								$ 284,375			$ 284,375
Debt Instrument, Frequency of Periodic Payment								16			16
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 2,000,000			$ 2,000,000
Secured Debt [Member] | Bulk Discovery Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																										$ 9,120,000
Debt Instrument, Interest Rate, Stated Percentage										8.16%	8.16%
Debt Instrument, Periodic Payment, Principal									$ 356,000		$ 356,000
Debt Instrument, Frequency of Periodic Payment									20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 2,356,000	$ 2,000,000
Secured Debt [Member] | Bulk Discovery Secured Note [Member] | Twenty Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Frequency of Periodic Payment											20
Secured Debt [Member] | Bulk Atlantic Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																					$ 8,520,000
Debt Instrument, Interest Rate, Stated Percentage										6.46%	6.46%
Debt Instrument, Periodic Payment, Principal					$ 90,000					$ 12	$ 12
Debt Instrument, Frequency of Periodic Payment					8
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										4,260,000	4,260,000
Secured Debt [Member] | Bulk Atlantic Secured Note [Member] | Eight Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal											$ 90,000
Debt Instrument, Frequency of Periodic Payment											8
Secured Debt [Member] | Bulk Atlantic Secured Note [Member] | Twelve Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal										295,000	$ 295,000
Secured Debt [Member] | Bulk Liberty Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																		$ 5,685,000
Debt Instrument, Interest Rate, Stated Percentage											7.06%
Debt Instrument, Periodic Payment, Principal											$ 149,605
Debt Instrument, Frequency of Periodic Payment											19
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											$ 2,842,505
Secured Debt [Member] | Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																						$ 40,000,000
Debt Instrument, Interest Rate, Stated Percentage												3.48%
Debt Instrument, Frequency of Periodic Payment							20				20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 17,000,000	$ 17,000,000
Debt Instrument, Basis Spread on Variable Rate		3.00%								3.27%	3.00%	3.25%
Secured Debt [Member] | Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member] | Twenty Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal							$ 1,000,000				$ 1,000,000
Secured Debt [Member] | Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member] | Additional Installment Payable on Three installment dates [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal							$ 1,000,000				$ 1,000,000
Secured Debt [Member] | Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Debt Agreement [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount		$ 22,500,000												$ 22,500,000
Debt Instrument, Interest Rate, Stated Percentage										2.25%	2.48%
Debt Instrument, Periodic Payment, Principal		$ 375,000									$ 375,000
Debt Instrument, Frequency of Periodic Payment		28									28
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 12,000,000									$ 12,000,000
Debt Instrument, Basis Spread on Variable Rate										2.52%	2.25%
Secured Debt [Member] | Long Wharf Construction to Term Debt [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount																											$ 1,048,000
Debt Instrument, Interest Rate, Stated Percentage										6.63%	6.63%
Debt Instrument, Frequency of Periodic Payment										25	25 year
Debt Instrument, Basis Spread on Variable Rate										2.85%	2.85%
Secured Debt [Member] | Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount										$ 13,100,000	$ 13,000,000					$ 13,000,000
Debt Instrument, Interest Rate, Stated Percentage		2.73%	2.50%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 2,750,000	$ 2,750,000
Debt Instrument, Basis Spread on Variable Rate										2.77%	2.50%
Long-term Line of Credit											$ 6,500,000				$ 6,500,000
Debt Instrument, Payment Terms										In addition, any cash in excess of $750,000 per borrower on any repayment date shall be applied toward prepayment of the relevant loan in inverse order, so the balloon payment is prepaid first. The agreement also contains a profit split in respect of the proceeds from the sale of either vessel. The loan is secured by mortgages on the m/v Nordic Bulk Barents and m/v Nordic Bulk Bothnia. As of March 31, 2015 and December 31, 2014, the Company was in compliance with all required covenants.	In addition, any cash in excess of $750,000 per borrower on any repayment date shall be applied toward prepayment of the relevant loan in inverse order, so the balloon payment is prepaid first. The agreement also contains a profit split in respect of the proceeds from the sale of either vessel, a minimum value clause of not less than 100% of the indebtedness and a minimum liquidity clause. As of December 31, 2014, the Company was in compliance with all required covenants.
Secured Debt [Member] | Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member] | Twenty Two Equal Quarterly Installments Per Borrower [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal			$ 163,045								$ 163,045
Debt Instrument, Frequency of Periodic Payment			22								22
Secured Debt [Member] | Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member] | One Installment Per Borrower [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal										$ 163,010	$ 163,010
Debt Instrument, Frequency of Periodic Payment											one
Secured Debt [Member] | Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd. [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	$ 45,000,000									$ 45,000,000
Debt Instrument, Interest Rate, Stated Percentage										2.27%
Debt Instrument, Periodic Payment, Principal	$ 12,000,000
Debt Instrument, Basis Spread on Variable Rate	2.00%
Secured Debt [Member] | Bulk Nordic Odin Ltd. and Bulk Nordic Olympic Ltd. [Member] | Twenty Eight Equal Quarterly Installments Per Borrower [Member]
Long-term Debt [Line Items]
Debt Instrument, Frequency of Periodic Payment	28
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 375,000